PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 8	2 0 1 7
Cost:
Office furniture and equipment	186	157
Laboratory equipment	644	626
Computers and auxiliary equipment	388	339
	1,218	1,122
Accumulated depreciation	766	619
Property and equipment, net	452	503